Financial Instruments Revaluation And Other Gains (Losses) (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments Revaluation And Other Gains Losses [Abstract]
Operational Financial instruments revaluation and other gains (losses)
a)	Operational Financial instruments revaluation and other gains (losses)

	2020 $	2019 $

Gain (loss) on revaluation of ADG Acquisition – Earn-out (note 8)	5,456,961	(86,045)
Loss on disposal of property and equipment	(1,549,295)	(931,356)

	(3,907,666)	(1,017,401)

Other Financial instruments revaluation and other gains (losses)
b)	Other Financial instruments revaluation and other gains (losses)

	2020 $	2019 $

Loss on debt revaluation (note 10)	(18,278,845)	(829,208)
Loss on revaluation of derivatives (note 10)	(3,853,895)	(967,119)
Other gains (losses)	53,995	(9,489)

	(22,078,745)	(1,805,816)